SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Period-End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.01	0.01	0.01
Period-End Spot Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Exchange rate	6.3431	6.4580	6.5565
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.01	0.01	0.01
Average Rate [Member] | RMB [Member]
Debt Instrument [Line Items]
Exchange rate	6.3712	6.5095	6.5541